SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Jun. 30, 2026
Class of Stock [Line Items]
Capital stock, shares authorized	401,000,000		401,000,000		401,000,000
Common stock, shares authorized	400,000,000		400,000,000	400,000,000	400,000,000
Preferred stock, designated shares	1,000,000		1,000,000		1,000,000
Preferred stock, dividends declared	$ 0	$ 0	$ 0	$ 0
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued	0	0	0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, designated shares	100		100	100	100
Preferred stock liquidation value, per share value	$ 100		$ 100		$ 100
Dividends payable amount per share	$ 10		$ 10		$ 10